Income Taxes (Provision for Income Taxes) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Current Federal Tax Expense (Benefit)	$ 3,750	$ (271)	$ 12,596
Current State and Local Tax Expense (Benefit)	2,134	1,033	1,289
Current Foreign Tax Expense (Benefit)	0	0	0
Current Income Tax Expense (Benefit)	5,884	762	13,885
Deferred Federal Income Tax Expense (Benefit)	(7,830)	(7,932)	671
Deferred State and Local Income Tax Expense (Benefit)	925	(615)	848
Deferred Foreign Income Tax Expense (Benefit)	0	1,032	0
Deferred Income Tax Expense (Benefit)	(6,905)	(7,515)	1,519
Income Tax Expense (Benefit)	$ (1,021)	$ (6,753)	$ 15,404